EXHIBT 991.1
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Accrued Interest Date:                                                                                     Collection Period Ending:
22-Sep-06                                                                                                                  30-Sep-06
Distribution Date:                                 BMW Vehicle Owner Trust 2006-A                                           Period #
25-Oct-06                                          ------------------------------                                                  1

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Balances
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                                                                              Initial         Period End
     Receivables                                                       $1,153,770,268     $1,107,370,803
     Reserve Account                                                       $2,772,491         $2,772,491
     Yield Supplement Overcollateralization                               $44,773,894        $43,062,322
     Overcollateralization                                                       $374           $708,839
     Class A-1 Notes                                                     $323,000,000       $277,603,643
     Class A-2 Notes                                                     $308,000,000       $308,000,000
     Class A-3 Notes                                                     $280,000,000       $280,000,000
     Class A-4 Notes                                                     $173,044,000       $173,044,000
     Class B Notes                                                        $24,952,000        $24,952,000

Current Collection Period
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     Beginning Receivables Outstanding                                 $1,153,770,268
     Collections
        Principal Collections
           Receipts of Scheduled Principal                                $36,465,706
           Receipts of Pre-Paid Principal                                  $9,933,759
           Liquidation Proceeds                                                    $0
           Principal Balance Allocable to Gross Charge-offs                        $0
        Total Principal  Reduction                                        $46,399,465

        Interest Collections
           Receipts of Interest                                            $5,156,172
           Servicer Advances                                                 $122,661
           Reimbursement of Previous Servicer Advances                             $0
           Accrued Interest on Purchased Receivables                               $0
           Recoveries                                                              $0
           Net Investment Earnings                                             $3,558
        Total Interest Collections                                         $5,282,391

     Total Collections                                                    $51,681,855

     Ending Receivables Outstanding                                    $1,107,370,803

Servicer Advance Amounts
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     Beginning Period Unreimbursed Previous Servicer Advance                       $0
     Current Period Servicer Advance                                         $122,661
     Current Reimbursement of Previous Servicer Advance                            $0
     Ending Period Unreimbursed Previous Servicer Advances                   $122,661

Collection Account
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     Deposits to Collection Account                                       $51,681,855

     Distribution Amounts Due
        Servicing Fees Due                                                   $961,475
        Class A Noteholder Interest Distribution Due                       $5,205,314
        First Priority Principal Distribution Due                         $19,735,518
        Class B Noteholder Interest Distribution Due                         $118,709
        Second Priority Principal Distribution Due                        $24,952,000
        Reserve Account Deposit Due                                                $0
        Regular Principal Distribution Due                                $10,531,365
        Unpaid Trustee Fees Due                                                    $0

        Amounts Paid to the Servicer                                         $961,475
        Amounts Deposited into Note Distribution Account                  $50,720,380
        Amounts Deposited into Reserve Account                                     $0
        Excess Funds Released to Depositor                                         $0
     Total Distributions from Collection Account                          $51,681,855

Excess Funds Released to the Depositor
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        Release from Reserve Account                                               $0
        Release from Collection Account                                            $0
     Total Excess Funds Released to the Depositor                                  $0

Note Distribution Account
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     Amount Deposited from the Collection Account                         $50,720,380
     Interest Distribution to Noteholders                                  $5,324,023
     Principal Distribution to Noteholders                                $45,396,357
     Amount Deposited from the Reserve Account                                     $0
     Amount Paid to Noteholders                                           $50,720,380

Distributions
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     Interest Distributable Amount                                        Current Int         Per $1,000
     Class A-1 Notes                                                       $1,588,025              $4.92
     Class A-2 Notes                                                       $1,496,367              $4.86
     Class A-3 Notes                                                       $1,316,700              $4.70
     Class A-4 Notes                                                         $804,222              $4.65
     Class B Notes                                                           $118,709              $4.76

     Monthly Principal Distributable Amount                           Current Payment     Ending Balance      Per $1,000      Factor
     Class A-1 Notes                                                      $45,396,357       $277,603,643         $140.55      85.95%
     Class A-2 Notes                                                               $0       $308,000,000           $0.00     100.00%
     Class A-3 Notes                                                               $0       $280,000,000           $0.00     100.00%
     Class A-4 Notes                                                               $0       $173,044,000           $0.00     100.00%
     Class B Notes                                                                 $0        $24,952,000           $0.00     100.00%

Carryover Shortfalls
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                                                               Prior Period Carryover    Current Payment      Per $1,000
     Class A-1 Interest Carryover Shortfall                                        $0                 $0              $0
     Class A-2 Interest Carryover Shortfall                                        $0                 $0              $0
     Class A-3 Interest Carryover Shortfall                                        $0                 $0              $0
     Class A-4 Interest Carryover Shortfall                                        $0                 $0              $0
     Class B Interest Carryover Shortfall                                          $0                 $0              $0


Receivables Data
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                                                                     Beginning Period      Ending Period
     Number of Contracts                                                       62,058             60,860
     Weighted Average Remaining Term                                            48.57              47.96
     Weighted Average Annual Percentage Rate                                    5.56%              5.55%

     Delinquencies Aging Profile End of Period                          Dollar Amount         Percentage
        Current                                                        $1,017,294,906             91.87%
        1-29 days                                                         $83,123,655              7.51%
        30-59 days                                                         $6,784,800              0.61%
        60-89 days                                                           $135,349              0.01%
        90-119 days                                                           $32,095              0.00%
        120-149 days                                                               $0              0.00%
        Total                                                          $1,107,370,803            100.00%
        Delinquent Receivables +30 days past due                           $6,952,243              0.63%


     Write-offs
        Gross Principal Write-Offs for Current Period                              $0
        Recoveries for Current Period                                              $0
        Net Write-Offs for Current Period                                          $0

        Cumulative Realized Losses                                                 $0


     Repossessions                                                      Dollar Amount              Units
        Beginning Period Repossessed Receivables Balance                           $0                  0
        Ending Period Repossessed Receivables Balance                        $205,379                  6
        Principal Balance of 90+ Day Repossessed Vehicles                          $0                  0



Yield Supplement Overcollateralization
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     Beginning Period Required Amount                                     $44,773,894
     Beginning Period Amount                                              $44,773,894
     Current Distribution Date Required Amount                            $43,062,322
     Current Period Release                                                $1,711,573
     Ending Period Amount                                                 $43,062,322
     Next Distribution Date Required Amount                               $41,391,210

Reserve Account
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     Beginning Period Required Amount                                      $2,772,491
     Beginning Period Amount                                               $2,772,491
     Net Investment Earnings                                                   $3,558
     Beginning Period Required Amount                                      $2,772,491
     Current Period Deposit Amount Due                                             $0
     Current Period Deposit Amount Paid From Collection Account                    $0
     Current Period Release to Note Distribution Account                           $0
     Ending Period Required Amount                                         $2,772,491
     Current Period Release to Depositor                                           $0
     Ending Period Amount                                                  $2,772,491


Overcollateralization
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     Beginning Period Amount                                                     $374
     Ending Period Target Credit Enhancement OC Amount                    $10,531,365
     Ending Period Amount                                                    $708,839
     Current Period Release                                                        $0

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